CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Dec. 31, 2024 vote $ / shares
Statement of changes in equity [abstract]
Par value per share (in usd per share) | $ / shares	$ 1.20
Number of votes entitled per each share | vote	1